General Information	12 Months Ended
Dec. 31, 2025
Statement [Line Items]
General Information

1.	GENERAL INFORMATION
Algoma Steel Group Inc., formerly known as 1295908 B.C. Ltd. (the “Company”), was incorporated on March 23, 2021 under the Business Corporations Act of British Columbia solely for the purpose of purchasing Algoma Steel Holdings Inc. The Company’s publicly traded securities under the symbol ‘ASTL’ and ASTLW’ are listed on the Toronto Stock Exchange (TSX) and the Nasdaq Stock Market (Nasdaq). Algoma Steel Group Inc. is the ultimate parent holding company of Algoma Steel Inc. and does not conduct any business operations.
Algoma Steel Inc. (“ASI”), the operating company and a wholly-owned subsidiary of Algoma Steel Holdings Inc. was incorporated on May 19, 2016 under the Business Corporations Act of British Columbia. ASI is a producer of hot and cold rolled steel products with its active operations located entirely in Sault Ste. Marie, Ontario, Canada. ASI produces sheet and plate products that are sold primarily in Canada and the United States.
The registered address of the Company is 1055 West Hastings Street, Vancouver, British Columbia, Canada. The head office of the Company is located at 105 West Street, Sault Ste. Marie, Ontario, Canada.
The consolidated financial statements of the Company as at December 31, 2025 and December 31, 2024 and for the year ended December 31, 2025 and nine month period ended December 31, 2024 are comprised of the Company and its wholly-owned subsidiaries as follows:

●	Algoma Steel Holdings Inc.
●	Algoma Steel Intermediate Holdings Inc.
●	Algoma Steel Inc.
●	Algoma Steel Inc. USA
●	Algoma Docks GP Inc.
●	Algoma Docks Limited Partnership
Algoma Steel Holdings Inc., Algoma Steel Intermediate Holdings Inc. and Algoma Docks GP Inc. are holding companies and do not conduct any business operations.